Fair Value Stock Based compensation weighted Average Assumption (Detail)	12 Months Ended
Dec. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Dividend yield	0.00%
Expected volatility	84.40%
Expected volatility	85.10%
Risk-free interest rate	1.81%
Risk-free interest rate	1.89%
Warrant term in years	10 years